Contracted concessional assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 7,931,882		$ 8,021,568
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	(3,000)	$ (18,000)
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	799,072		811,636
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,841		2,843
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	6,321,941		6,433,194
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	66,412		68,713
Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	741,616		705,182
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	11,026,248		11,019,135
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	859,299		874,525
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,841		2,843
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	9,177,949		9,202,539
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	81,274		82,818
Cost [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	904,885		856,410
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(3,094,366)		(2,997,567)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(60,227)		(62,889)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,856,008)		(2,769,345)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(14,862)		(14,105)
Amortization and Impairment [Member] | Property, plant and equipment under IAS 16 and other intangible assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (163,269)		$ (151,228)